REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION - Schedule of Total Revenues from External Customers by Geographical Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,735,272	$ 2,377,508	$ 2,181,294
Americas, principally the US
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,321,524	1,986,634	1,802,192
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	275,009	244,523	245,198
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,053	3,508	4,484
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 135,686	$ 142,843	$ 129,420